Lease liabilities	12 Months Ended
Dec. 31, 2019
Disclosure of Lease liabilities [Abstract]
Lease liabilities
18. Lease liabilities

	December 31,
	2019	2018 (Restated)
Aircraft	11,686,481	8,582,974
Engine and simulators	347,911	254,227
Property	60,648	65,151
Vehicles	7,615	14,668
Equipments	3,089	2,726
Transports	877	—

	12,106,621	8,919,746

Current liability	1,585,233	1,237,909

Non-current liability	10,521,388	7,681,837

The Company entered into sublease transactions of 15 aircraft with TAP and of December 31, 2019 has recorded in “Aircraft sublease receivable” the amount of R$279,504 (December 31, 2018 - R$361,738) (Note 9).
The movement schedule for lease liabilities are as follows:

	Weighted average rate (p.a.)	December 31, 2018 (Restated)	Additions	Payments	Interest Accrual	Disposals	Foreign Exchange	December 31, 2019
Right - of - use leases without purchase option
Aircraft and engines	8.20%	7,725,397	4,153,314	(1,865,472)	726,613	(24,775)	331,057	11,046,134

Others	7.64%	82,545	22,888	(39,008)	8,628	(279)	(2,544)	72,230

Right - of - use leases with purchase option	6.15%	1,111,804	32,188	(269,988)	70,767	—	43,486	988,257

Total		8,919,746	4,208,390	(2,174,468)	806,008	(25,054)	371,999	12,106,621

The leases have an average repayment (in years) are as follows:

	December 31,
	2019	2018 (Restated)
Aircraft and engines
Right-of-use leases without purchase option	8.26	7.33
Right-of-use leases with purchase option	4.24	5.22
The future minimum payments and the present value of the minimum leas
e
 liabilities are as follows:

	December 31,
	2019	2018
2019	—	1,957,371
2020	2,481,457	1,828,394
2021	2,335,363	1,726,072
2022	2,406,701	1,798,733
2023	1,875,308	1,293,654
2024	1,560,055	992,525
After 2024	5,580,166	2,324,962

Minimum lease payments	16,239,050	11,921,711
Financial expenses	(4,132,429)	(3,001,965)

Net present value of minimum lease payments	12,106,621	8,919,746

The following are the amounts recognized in statement of net income (loss):

	Consolidated
	2019	2018 (Restated)	2017 (Restated)
Depreciation expense of right-of-use assets	(1,034,823)	(973,084)	(790,737)
Interest expense on lease liabilities	(806,008)	(625,906)	(556,781)
Finance income on lease receivalbes	29,695	33,129	33,467
Expense relating to short-term leases	(79,855)	(34,434)	(35,619)

Total amount recognized	(1,890,991)	(1,600,295)	(1,349,670)

Some finance
leases were designated as a cash flow hedge object. The Company used interest rate swaps to convert the post-fixed rate Libor into a fixed-rate exposure, hedging the volatility of future cash flow. Interest rate swaps have the same maturity and common terms as the financ
e
 leases.